Share Plans - Restricted Stock Units (Detail) (Restricted Stock Units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restricted Stock Units
Restricted Shares Outstanding Shares
Beginning balance	1.3
Granted	0.3
Vested	(0.4)
Forfeited	(0.1)
Ending Balance	1.1
Weighted Average Grant Date Fair Value
Beginning balance (USD per share)	$ 43.25
Granted (USD per share)	$ 78.39
Vested (USD per share)	$ 39.68
Forfeited (USD per share)	$ 46.42
Ending balance (USD per share)	$ 50.55